Long-Term Investments - Schedule of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investments, carrying value	$ 4,866	$ 7,604	$ 7,853	$ 8,150
Mechel Somani Carbon (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	51.00%	51.00%
Equity method investments, carrying value	701	535
TPTU (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, carrying value	2,754	4,451
TRMZ (Mining segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, carrying value	1,411	2,401
BWS Bewehrungsstahl GmbH (Steel Segment) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, percent voting shares held		36.00%
Equity method investments, carrying value		$ 217